UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-02201

                             Insight Select Income Fund

(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor

                                 New York, NY 10166

(Address of principal executive offices) (Zip code)

Clifford D. Corso

200 Park Avenue, 7th Floor

                    New York, NY 10166

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-527-1800

Date of fiscal year end: March 31

Date of reporting period: July 1, 2018 – June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2018 TO JUNE 30, 2019

FORM N-PX SPREADSHEET*

REGISTRANT NAME: Insight Select Income Fund

INVESTMENT COMPANY ACT FILE NUMBER: 811-02201

REPORTING PERIOD:                 07/01/2018 - 06/30/2019

REGISTRANT ADDRESS: 200 Park Avenue, New York, NY 10166

NAME OF SERIES (AS APPLICABLE):

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Quad/Graphics, Inc.	QUAD	747301109	2/22/2019	To approve the issuance of class A common stock in connection with the merger with LSC Communications Inc.	Issuer	Yes	For	For

*Complete for each series of the Registrant, as applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Insight Select Income Fund

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(Principal Executive Officer)

Date	July 22, 2019

*Print the name and title of each signing officer under his or her signature.